Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Other Current Assets	$ 22,377	$ 20,490
Other Assets	92,568	82,341
Accrued Liabilities	(155,434)	(91,065)
Current Portion of Derivative Liabilities	(50,839)	(201,456)
Derivative Liabilities	(371,216)	(221,329)
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(12,794)	(10,023)
Current Portion of Derivative Liabilities	(50,839)	(201,456)
Derivative Liabilities	(371,216)	(221,329)
Derivative Financial Instruments, Liabilities [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Liabilities	(488)	(10,266)
Derivative Liabilities	0	(1,323)
Derivative Financial Instruments, Liabilities [Member] | Cross currency swap [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(2,403)	(2,196)
Current Portion of Derivative Liabilities	(17,747)	(42,878)
Derivative Liabilities	(105,108)	(138,253)
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(10,391)	(7,827)
Current Portion of Derivative Liabilities	(32,604)	(148,312)
Derivative Liabilities	(266,108)	(81,753)
Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Other Current Assets	1,661	80
Other Assets	356	1,894
Derivative Financial Instruments, Assets [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Other Current Assets	1,661	80
Other Assets	256
Derivative Financial Instruments, Assets [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Other Assets	$ 100	$ 1,894